ACQUISITIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
ACQUISITIONS [Abstract]
ACQUISITIONS

NOTE 2 – RECENT ACQUISITIONS

Acquisition of Steel Media

On October 30, 2014, we acquired 100% of the capital stock of Steel Media, a California corporation ("Steel Media"), from Richard Steel pursuant to the terms and conditions of a stock purchase agreement, dated October 30, 2014, by and among the Company, Steel Media and Mr. Steel (the "Stock Purchase Agreement").

The acquisition of Steel Media is intended to complement and augment the current operations of Social Reality. Together, the companies intend to offer and deliver improved performance and technology for digital advertising buy-side and sell-side solutions, delivered to agencies, brands and publishers by our combined digital sales team. We expect that the combined expertise of the two companies will enhance the quality of our technology and service.

As consideration for the purchase of Steel Media, we agreed to pay the Seller up to $20 million, consisting of: (i) a cash payment at closing of $7.5 million; (ii) a cash payment of $2 million which is being held in escrow to satisfy certain indemnification obligations to the extent such arise under the Stock Purchase Agreement; (iii) a one year secured subordinated promissory note in the principal amount of $2.5 million (the "Note") which is secured by 2,386,863 shares of our Class A common stock (the "Escrow Shares"); and (iv) an earnout payment of up to $8 million (the "Earnout Consideration"). We have recorded the Earnout Consideration at its present value of $6,584,042. Changes in the value will be recorded through the statement of operations. The total acquisition price aggregates $18,584,042.

The final accounting for the acquisition of Steel Media has not been completed and will be completed during the third quarter of 2015. The preliminary allocation of the purchase price to the assets acquired and liabilities assumed based on the estimated fair values is as follows:

Cash	$32,038
Accounts receivable and other assets	2,975,728
Equipment	7,777
Goodwill and other intangibles	17,562,911
Total assets acquired	20,578,454
Accounts payable and other liabilities	(1,994,412)
Total	$18,584,042

At this time we do not expect that goodwill will be tax deductible.

Acquisition of Five Delta, Inc.

On December 19, 2014 we acquired 100% of the outstanding capital stock of Five Delta, Inc., a Delaware corporation ("Five Delta"), in exchange for 600,000 shares of our Class A common stock pursuant to the terms and conditions of the Share Acquisition and Exchange Agreement dated December 19, 2014 (the "Five Delta Agreement") by and among Social Reality, Five Delta and the stockholders of Five Delta. The acquisition price was $756,000.

Five Delta is a managed advertising service that uses proprietary technology and methods to optimize digital advertising for its customers. Five Delta primarily utilizes high-quality first-party data from major platforms like Facebook, Yahoo, LinkedIn and Google in optimization decisions. Five Delta's goal is to maximize marketing budget utility while simultaneously reporting clear and actionable information to its clients.

The acquisition of Five Delta is intended to complement and augment the current operations of Social Reality and Steel Media through the integration of its proprietary technology and methods into our operations.

The final accounting for the acquisition of Five Delta has not been completed and will be completed during the third quarter of 2015. The entire purchase price has been preliminarily allocated to intellectual property.

NOTE 2 – ACQUISITIONS.

Acquisition of Steel Media

On October 30, 2014, we acquired 100% of the capital stock of Steel Media, a California corporation ("Steel Media"), from Richard Steel pursuant to the terms and conditions of a stock purchase agreement, dated October 30, 2014, by and among the Company, Steel Media and Mr. Steel (the "Stock Purchase Agreement").

The acquisition of Steel Media is intended to complement and augment the current operations of Social Reality. Together, the companies intend to offer and deliver improved performance and technology for digital advertising buy-side and sell-side solutions, delivered to agencies, brands and publishers by our combined digital sales team. We expect that the combined expertise of the two companies will enhance the quality of our technology and service.

As consideration for the purchase of Steel Media, we agreed to pay Mr. Steel up to $20 million, consisting of: (i) a cash payment at closing of $7.5 million; (ii) a cash payment of $2 million which is being held in escrow to satisfy certain indemnification obligations to the extent such arise under the Stock Purchase Agreement; (iii) a one year secured subordinated promissory note in the principal amount of $2.5 million (the "Note") which is secured by 2,386,863 shares of our Class A common stock (the "Escrow Shares"); and (iv) an earnout payment of up to $8 million (the "Earnout Consideration"). We have recorded the Earnout Consideration at its present value of $6,584,042. Changes in the value will be recorded through the statement of operations. The total acquisition price aggregates $18,584,042.

The Earnout Consideration is payable upon the attainment of certain earnings before interest, taxes, depreciation and amortization ("EBITDA") targets of Steel Media during the two year period following the closing, 60% of which may be satisfied in shares of Social Reality's Class A common stock subject to the satisfaction of certain conditions set forth in the Stock Purchase Agreement. Further, in the event of (i) a change of control of the Company or Steel Media or (ii) Mr. Steel's termination without "cause" or resignation for "good reason" (each as defined in Mr. Steel's employment agreement (as hereinafter described)) during the two year period following the closing, we are obligated to pay Mr. Steel 100% of the Earnout Consideration (less any amount previously paid to Mr. Steel). To the extent we are prohibited from paying any Earnout Consideration in cash and Mr. Steel is prohibited from receiving same under the terms of the Subordination Agreement (as hereinafter defined) described below, Mr. Steel has the right to request that the Company pay him the prohibited cash earnout payment in shares of the Company's Class A common stock.

The Note issued to Mr. Steel at the closing bears interest at the rate of 5% per annum and the principal and accrued interest is due and payable on October 30, 2015. The amounts due under the Note accelerate and become immediately due and payable upon the occurrence of an event of default as described in the Note. Upon an event of default under the Note, the interest rate increases to 10% per annum. The Note may be prepaid upon five days' notice to Mr. Steel, and the Note must be prepaid upon a change of control of the Company or Steel Media. The Note is also subject to certain mandatory partial prepayments for each of the fiscal quarters ending December 31, 2014, March 31, 2015 and June 30, 2015 in an amount equal to 25% of the "Excess Cash Amount" as defined in the Note.

The obligations under the Note are subordinated to the Company's obligations under the Financing Agreement (as hereinafter defined) pursuant to the terms of the Subordination Agreement (as hereinafter described) and are secured by the Escrow Shares. Upon an event of default under the Note, if the Escrow Shares are released to Mr. Steel all amounts due under the Note will be deemed paid and the Note will be satisfied in full provided that (i) all of the Escrow Shares (or at least 90% of the Escrow Shares, in the case of a cut-back required by the SEC as a result of limitations under SEC Rule 415, as defined in the Registration Rights Agreement described below) are subject to a then effective SEC registration statement having a customary plan of distribution for resale, (ii) the Escrow Shares are freely tradable by Mr. Steel, without restriction of any kind or nature (other than insider trading laws), and (iii) the certificates evidencing the Escrow Shares are free of any legend or other restrictive notation. If these conditions are not each satisfied at the time of release of the Escrow Shares to Mr. Steel, then the principal and interest due under the Note remains outstanding except that it will be deemed repaid from time to time, dollar for dollar, from the proceeds realized by Mr. Steel from the sale or other disposition of the Escrow Shares. The Escrow Shares are considered issued but not outstanding and Mr. Steel does not have any voting or other rights as a stockholder to the Escrow Shares during the period they are held in escrow. The Escrow Shares are being held by an escrow agent pursuant to the terms of that certain Escrow Agreement, dated October 30, 2014, by and among Mr. Steel, the Company and Lowenstein Sandler LLP, as escrow agent (the "Escrow Shares Agreement"). Subject to the terms and conditions of the Stock Purchase Agreement and the Subordination Agreement, upon a release of the Escrow Shares to Mr. Steel, Mr. Steel has the right to put the Escrow Shares to the Company at a per share price of $1.0474 (the "Put Right").

On October, 30, 2014, in connection with the acquisition of Steel Media, the Company entered into a registration rights agreement (the "Registration Rights Agreement") with Mr. Steel pursuant to which the Company agreed to register any Earnout Shares issued to him or Escrow Shares released to him. The Company granted Mr. Steel demand registration rights over the Escrow Shares and the Earnout Shares which he may exercise 90 days after such shares are issued or released to him. In addition, Mr. Steel has the right to include any Earnout Shares issued to him or Escrow Shares released to him in registration statements for offerings by the Company as well as offerings of the Company's Class A common stock held by third parties.

The final accounting for the acquisition of Steel Media has not been completed and will be completed during the second quarter of 2015. The preliminary allocation of the purchase price to the assets acquired and liabilities assumed based on the estimated fair values is as follows:

Cash	$32,038
Accounts receivable and other assets	2,975,728
Equipment	7,777
Goodwill and other intangibles	17,562,911
Total assets acquired	20,578,454
Accounts payable and other liabilities	(1,994,412)
Total	$18,584,042

At this time we do not expect that goodwill will be tax deductible.

Pro forma Results of Operations. The historical operating results of Steel Media prior to its acquisition date have not been included in the Company's historical consolidated operating results. Pro forma results of operations data (unaudited) for the years ended December 31, 2013 and 2014, as if the acquisition had occurred on January 1, 2013, are as follows:

	December 31,
	2014	2013
Revenue	$12,558,030	$11,349,864
Net loss	(4,004,445)	(1,417,778)
Net loss per share	(0.18)	(0.10)

The amounts of revenue and earnings of Steel Media since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2014 are approximately $1,896,000 and $490,000, respectively.

Acquisition of Five Delta, Inc.

On December 19, 2014 we acquired 100% of the outstanding capital stock of Five Delta, Inc., a Delaware corporation (" Five Delta "), in exchange for 600,000 shares of our Class A common stock pursuant to the terms and conditions of the Share Acquisition and Exchange Agreement dated December 19, 2014 (the "Five Delta Agreement") by and among Social Reality, Five Delta and the stockholders of Five Delta. The acquisition price was $756,000.

Five Delta is a managed advertising service that uses proprietary technology and methods to optimize digital advertising for its customers. Five Delta primarily utilizes high quality first party data from major platforms like Facebook, Yahoo, LinkedIn and Google in optimization decisions. Five Delta's goal is to maximize marketing budget utility while simultaneously reporting clear and actionable information to its clients.

The acquisition of Five Delta is intended to complement and augment the current operations of Social Reality and Steel Media through the integration of its proprietary technology and methods into our operations.

Under the terms of the Five Delta Agreement, 300,000 shares of the Class A common stock (the " Escrow Shares ") were deposited in escrow by the holders with the escrow agent pending satisfaction of certain post-closing conditions as described in the agreement. If these post-closing conditions are not satisfied by the second annual anniversary of the closing date, all or a portion of the Escrow Shares are subject to forfeiture. While the Escrow Shares remain in escrow, the holders granted Mr. Chris Miglino, our Chief Executive Officer, a voting proxy over the Escrow Shares. The Five Delta stockholders also granted us a right of first refusal over the shares of our Class A common stock tendered as consideration for a four year period from the closing date.

The Five Delta stockholders also entered into 24 month Lock Up Agreements at the closing of the Five Delta Agreement. The Lock Up Agreements provide that one-half of our shares of Class A common stock acquired in the transaction will be released from the lock up on the one year anniversary of the closing date, with the balance released on the two year anniversary of the closing date. Following the release of any of the shares from the Lock Up Agreement, the holders agreed to limit the resale of such shares based upon a numerical formula tied to the trading volume of our Class A common stock and agreed that all permitted resales will be made at the then current bid price of our Class A common stock. The lock up automatically terminates upon a change of control of our company.

The final accounting for the acquisition of Five Delta has not been completed and will be completed during the second quarter of 2015. The entire purchase price has been preliminarily allocated to intellectual property.